UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     ABANCO Investments, Ltd.

Address:  P.O. Box 4098
          Middletown, RI 02842

13F File Number: 28-06287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    Managing Director
Phone:    (302) 234-5750

Signature, Place and Date of Signing:


/s/ Brandywine Managers, LLC
General Partner
By: Richard E. Carlson           Hockessin, DE              May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name

     28-03420                      Ashford Capital Mangement, Inc.
     28-00030                      John W. Bristol & Co., Inc.
     28-04558                      Parametric Portfolio Associates
     28-02635                      Gardner Russo & Gardner
     --------------------          -------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              NONE
                                              --------

Form 13F Information Table Entry Total:         1
                                               -----

Form 13F Information Table Value Total:       $249
                                              --------
                                             (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                    COLUMN  2        COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP        (X$1000)   PRN AMT PRN CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
NEXTEL COMMUNICATIONS INC   CL A             65332V10 3       249    7,698   SH            Sole      None       7,698

SK 01864 0005 669781